Stockholders' Equity (Net Income (Loss) Attributable to Sony Corporation's Stockholders and Transfers (to) from Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Equity [Abstract]
Net income (loss) attributable to Sony Corporation's stockholders	¥ 73,289	¥ 147,791	¥ (125,980)
Transfers (to) from the noncontrolling interests:
Decrease in additional paid-in capital for purchase of additional shares in consolidated subsidiaries	(53,927)	(12,776)	(2,483)
Change from net income (loss) attributable to Sony Corporation's stockholders and transfers (to) from the noncontrolling interests	¥ 19,362	¥ 135,015	¥ (128,463)